Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2020 PHP (₱) USD ($)	Dec. 31, 2019 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1.00
PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	₱ (483,000,000)	₱ (40,000,000)
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	(514,000,000)	(71,000,000)
Transactions Designated As Hedges | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	(17,000,000)	(5,000,000)
Transactions Designated As Hedges | Long Term Currency Swaps
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	(13,000,000)	12,000,000
Termination Date Various dates in January to April Two Thousand Twenty One [Member] | US Dollar Liabilities [Member] | Various Dates in October Two Thousand Twenty to January Two Thousand Twenty One [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 16,000,000
Trade Date	Various dates in October 2020 to January 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in January to April 2021
Weighted Average Foreign Exchange Rate	48.40
Notional Amount	₱ 13,000,000	22,000,000
Net Mark-to-market Gains (Losses)	(5,000,000)	(12,000,000)
Termination Date Various Dates in March to June Two Thousand Twenty One [Member] | US Dollar Liabilities [Member] | January to February Two Thousand Twenty One [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 45,000,000
Trade Date	January to February 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in March to June 2021
Weighted Average Foreign Exchange Rate	48.26
Termination Date January Two Thousand and Twenty [Member] | E U R Assets | Various dates in July and August Two Thousand Nineteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 5,000,000
Trade Date	Various dates in July and August 2019
Underlying Transaction	EUR Assets
Termination Date	January 2020
Weighted Average Foreign Exchange Rate	58.65
Notional Amount		5,000,000
Net Mark-to-market Gains (Losses)		8,000,000
Termination Date Various Dates In Two Thousand Nineteen | US Dollar Liabilities [Member] | Various dates in Two Thousand Eighteen and Two Thousand Nineteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 144,000,000
Trade Date	Various dates in 2018 and 2019
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2019
Weighted Average Foreign Exchange Rate	52.73
Termination Date Various Dates In Two Thousand Nineteen | US Dollar Cash Conversion [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	₱ (14,000,000)	(26,000,000)
Termination Date Various Dates In Two Thousand Nineteen | US Dollar Cash Conversion [Member] | Various Dates In Two Thousand Nineteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PCEV [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 22,000,000
Trade Date	Various dates in 2019
Underlying Transaction	U.S. Dollar Cash Conversion
Termination Date	Various dates in 2019
Weighted Average Foreign Exchange Rate	52.24
Termination Date Various Dates In Two Thousand Twenty [Member] | US Dollar Liabilities [Member] | Various dates in Two Thousand Nineteen and Two Thousand Twenty [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 260,000,000
Trade Date	Various dates in 2019 and 2020
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2020
Weighted Average Foreign Exchange Rate	50.77
Notional Amount		41,000,000
Net Mark-to-market Gains (Losses)		(22,000,000)
Termination Date Various Dates in Two Thousand Twenty One [Member] | US Dollar Liabilities [Member] | Various Dates in Two Thousand Twenty One [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 26,000,000
Trade Date	Various dates in 2020
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2021
Weighted Average Foreign Exchange Rate	48.44
Notional Amount	₱ 26,000,000
Net Mark-to-market Gains (Losses)	(9,000,000)
Termination Date Various Dates in February to June Two Thousand Twenty One [Member] | US Dollar Liabilities [Member] | January to March Two Thousand Twenty One [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 69,000,000
Trade Date	January to March 2021
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	February to June 2021
Weighted Average Foreign Exchange Rate	48.42
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | August Two Thousands Fourteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 100,000,000
Trade Date	August 2014
Underlying Transaction	100 PNB
Termination Date	August 11, 2020
Weighted Average Hedge Cost	3.46%
Notional Amount		95,000,000
Net Mark-to-market Gains (Losses)		(6,000,000)
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | January Two Thousand Seventeen Member [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 4,000,000
Trade Date	January 2017
Underlying Transaction	100 PNB
Termination Date	August 11, 2020
Weighted Average Hedge Cost	1.01%
Weighted Average Foreign Exchange Rate	49.79
Notional Amount		1,000,000
Net Mark-to-market Gains (Losses)		1,000,000
Termination Date January 23, 2031 [Member] | 300M Notes 2031 [Member] | Various Dates in July Two Thousand Twenty and February Two Thousand Twenty One [Member] | Transactions Designated As Hedges | Long-term Foreign Currency Options [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 200,000,000
Trade Date	Various dates in July 2020 and February 2021
Underlying Transaction	300M Notes 2031
Termination Date	January 23, 2031
Weighted Average Hedge Cost	1.26%
Weighted Average Foreign Exchange Rate	56.00
Notional Amount	₱ 200,000,000
Net Mark-to-market Gains (Losses)	₱ (406,000,000)
Termination Date January 23, 2031 [Member] | 300M Notes 2031 [Member] | Various Dates in July Two Thousand Twenty and February Two Thousand Twenty One [Member] | Transactions Designated As Hedges | Long-term Foreign Currency Options [Member] | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.00
Termination Date January 23, 2031 [Member] | 300M Notes 2031 [Member] | February to March Two Thousand Twenty One [Member] | Transactions Designated As Hedges | Long-term Foreign Currency Options [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 80,000,000
Trade Date	February to March 2021
Underlying Transaction	300M Notes 2031
Termination Date	January 23, 2031
Weighted Average Hedge Cost	1.07%
Weighted Average Foreign Exchange Rate	53.69
Termination Date January 23, 2031 [Member] | 300M Notes 2031 [Member] | February to March Two Thousand Twenty One [Member] | Transactions Designated As Hedges | Long-term Foreign Currency Options [Member] | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.75
Termination Date September Two Two Thousand Twenty Member [Member] | Fifty Metro Bank Member [Member] | September Two Thousand Fourteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 50,000,000
Trade Date	September 2014
Underlying Transaction	50 Metrobank
Termination Date	September 2, 2020
Weighted Average Hedge Cost	3.47%
Notional Amount		48,000,000
Net Mark-to-market Gains (Losses)		(5,000,000)
Termination Date September Two Two Thousand Twenty Member [Member] | Two Hundred Term Loan Member [Member] | April And June Two Thousands Fifteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 150,000,000
Trade Date	April and June 2015
Underlying Transaction	200 Term Loan
Termination Date	February 25, 2022
Weighted Average Hedge Cost	2.70%
Notional Amount	₱ 34,000,000	56,000,000
Net Mark-to-market Gains (Losses)	(25,000,000)	2,000,000
Termination Date March Seven Two Thousand Nineteen [Member] | Hundred Bank Of Tokyo | Various dates in 2014 and 2015 [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 85,000,000
Trade Date	Various dates in 2014 and 2015
Underlying Transaction	100 Bank of Tokyo
Termination Date	March 7, 2019
Weighted Average Hedge Cost	2.23%
Termination Date August Twenty Six Two Thousand Nineteen Member [Member] | Two Hundred MUFG Bank Ltd [Member] | April And June Two Thousands Seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	April and June 2017
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	August 26,2019
Weighted Average Hedge Cost	1.63%
Weighted Average Foreign Exchange Rate	49.51
Termination Date August Twenty Six Two Thousand Nineteen Member [Member] | Two Hundred MUFG Bank Ltd [Member] | January Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 2,000,000
Trade Date	January 2018
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	August 26,2019
Weighted Average Hedge Cost	1.59%
Weighted Average Foreign Exchange Rate	49.86
Termination Date February Twenty Six Two Thousand and Twenty [Member] | Two Hundred MUFG Bank Ltd [Member] | February Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	February 2018
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	February 26, 2020
Weighted Average Hedge Cost	1.82%
Weighted Average Foreign Exchange Rate	51.27
Notional Amount		1,000,000
Net Mark-to-market Gains (Losses)		(2,000,000)
Termination Date December Seven Two Thousand Twenty [Member] | Hundred Mizuho [Member] | Various dates in two thousand seventeen two thousand eighteen and two thousand nineteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 18,000,000
Trade Date	Various dates in 2017, 2018 and 2019
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2020
Weighted Average Hedge Cost	1.76%
Weighted Average Foreign Exchange Rate	50.98
Notional Amount	₱ 4,000,000	9,000,000
Net Mark-to-market Gains (Losses)		(3,000,000)
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred MUFG Bank Ltd [Member] | November 2018 to August 2020 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 27,000,000
Trade Date	November 2018 to August 2020
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	February 25, 2022
Weighted Average Hedge Cost	2.15%
Weighted Average Foreign Exchange Rate	50.78
Notional Amount	₱ 16,000,000	17,000,000
Net Mark-to-market Gains (Losses)	(52,000,000)	(30,000,000)
Termination Date May Fourteen Two Thousand Nineteen [Member] | Fifty Mizuho [Member] | October Two Two Thousand Fourteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 50,000,000
Trade Date	October 2, 2014
Underlying Transaction	50 Mizuho
Termination Date	May 14, 2019
Weighted Average Hedge Cost	2.58%
TerminationDateDecemberThirteenTwoThousandThirtyMember | Hundred PNB [Member] | February to March Two Thousand Twenty One [Member] | Transactions Designated As Hedges | Long-term Foreign Currency Options [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 80,000,000
Trade Date	February to March 2021
Underlying Transaction	140 PNB
Termination Date	December 13, 2030
Weighted Average Hedge Cost	1.64%
Weighted Average Foreign Exchange Rate	53.48
TerminationDateDecemberThirteenTwoThousandThirtyMember | Hundred PNB [Member] | February to March Two Thousand Twenty One [Member] | Transactions Designated As Hedges | Long-term Foreign Currency Options [Member] | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.00
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Various dates in Two Thousand Eighteen and Two Thousand Nineteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 13,000,000
Trade Date	Various dates in 2018 and 2019
Underlying Transaction	200 Mizuho
Termination Date	March 4, 2020
Weighted Average Hedge Cost	2.06%
Weighted Average Foreign Exchange Rate	51.93
Notional Amount		4,000,000
Net Mark-to-market Gains (Losses)		(6,000,000)
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Various Dates In Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 200,000,000
Trade Date	Various dates in 2015
Underlying Transaction	200 Mizuho
Termination Date	March 4, 2020
Weighted Average Hedge Cost	2.10%
Notional Amount		22,000,000
Net Mark-to-market Gains (Losses)		4,000,000
Termination Date December Seven Two Thousand Twenty One [Member] | Hundred Mizuho [Member] | February Two Thousand Sixteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 30,000,000
Trade Date	February 2016
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2021
Weighted Average Hedge Cost	2.03%
Notional Amount	₱ 9,000,000	12,000,000
Net Mark-to-market Gains (Losses)	(2,000,000)	5,000,000
Termination Date December Seven Two Thousand Twenty One [Member] | Hundred Mizuho [Member] | February Two Thousand Nineteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	February 2019
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2021
Weighted Average Hedge Cost	2.22%
Weighted Average Foreign Exchange Rate	51.83
Notional Amount	₱ 3,000,000	4,000,000
Net Mark-to-market Gains (Losses)	(8,000,000)	₱ (5,000,000)
Termination Date December Seven Two Thousand Twenty Two [Member] | Hundred Mizuho [Member] | August 2020 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	August 2020
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2022
Weighted Average Hedge Cost	1.99%
Weighted Average Foreign Exchange Rate	48.64
Notional Amount	₱ 6,000,000
Net Mark-to-market Gains (Losses)	₱ (7,000,000)